ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann

T +1 617 951 7114

F +1 617 235 7346

adam.schlichtmann@ropesgray.com

November 15, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 33-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 42 to the Trust’s Registration Statement under the Securities Act and Amendment No. 43 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 42/43”), including (i) the Prospectus for State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund and State Street Global Equity ex-U.S. Index Fund, each a series of the Trust (the “Funds”); (ii) the Statement of Additional Information for the Funds; (iii) other information and the signature pages; and (iv) an exhibit relating to the Funds.

Amendment No. 42/43 is being filed principally for the following three reasons: (i) registering Class A, Class K and Institutional Class shares of State Street Global Equity ex-U.S. Index Fund, a new series of the Trust; (ii) registering Class A, Class K and Institutional Class shares of State Street Equity 500 Index Fund, an existing operating series of the Trust; and (iii) updating the disclosure of the State Street Aggregate Bond Index Fund and registering Class A, Class K and Institutional Class shares as that series prepares to commence operations. It is intended that this Amendment No. 42/43 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures